Schedule Of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
2013	$ 1
2018-2022	1
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	10
2014	10
2015	10
2016	10
2017	10
2018-2022	$ 55